SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment  [  ]:  Amendment Number:
This Amendment  (Check only one);    [  ]  is a restatement
				     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Northern Capital Management
Address:  8010 Excelsior Drive, Suite 300
	  Madison, WI  53717

Form 13F File Number:  28-1245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:  Stephen L. Hawk
Title: Chairman & Chief Executive Officer
Phone: (608) 831-8018

Signature, Place and date of signing:

	Stephen L. Hawk		Madison, WI			October 21, 2009
    [Signature]			 [City, State]			          [Date]

Report Type  (Check only one):

[ X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers reporting for this Manager:  NONE

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8018 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:	100

Form 13F Information Table Value Total:	134,216
			   (thousands)

FORM 13F INFORMATION TABLE

                                              Value    Shares/    Invesment         - - -VOTING AUTHORITY - - -
NAME OF ISSUER       TITLE OF CLASS CUSIP     $(000)   PRN AMT    Discretion Mngr   Sole      Shared   None
-------------------- -------------- --------- -------- ---------- ---------- ------ --------- -------- --------
ACCENTURE PLC        SHS Class A    G1151C101      226      6,075 SOLE                  5,575               500
AES CORPORATION      Common         00130H105      289     19,485 SOLE                 18,035             1,450
AKAMAI TECHNOLOGIES  Common         00971T101    1,008     51,237 SOLE                 51,237                 0
ALLEGHENY ENERGY     Common         017361106    1,534     57,830 SOLE                 56,905               925
AMERICAN ECOLOGY COR Common         025533407    1,676     89,615 SOLE                 88,065             1,550
AMPHENOL CORP        Common         032095101      670     17,780 SOLE                 17,780                 0
ANCHOR BANCORP WI    Common         032839102       15     11,145 SOLE                 11,145                 0
APPLE COMPUTER INC   Common         037833100    2,936     15,840 SOLE                 15,590               250
BANK OF AMERICA CORP.Common         060505104    1,521     89,885 SOLE                 88,285             1,600
BROOKFIELD ASSET MAN CL A Ltd Vt SH 112585104    1,740     76,609 SOLE                 75,710               899
CAMECO CORP          Common         13321L108    1,988     71,500 SOLE                 70,400             1,100
CARDINAL HEALTH      Common         14149Y108    1,994     74,407 SOLE                 73,032             1,375
CAREFUSION CORP      Common         14170T101      819     37,571 SOLE                 36,884               687
CERNER CORP.         Common         156782104    1,859     24,850 SOLE                 24,525               325
CHUBB CORP           Common         171232101      321      6,375 SOLE                  5,675               700
CISCO SYSTEMS INC    Common         17275R102    3,649    155,020 SOLE                153,345             1,675
COMCAST CORP         Class A        20030N101    2,259    133,809 SOLE                131,034             2,775
CONOCOPHILLIPS       Common         20825C104      882     19,521 SOLE                 19,521                 0
CONSTELLATION BRANDS Class A        21036P108    1,547    102,120 SOLE                101,695               425
DISCOVERY COMMUNICAT Class A        25470F104    1,701     58,867 SOLE                 57,382             1,485
DR PEPPER SNAPPLE GR Common         26138E109    1,993     69,330 SOLE                 68,330             1,000
DUFF & PHELPS UTILS  Common         23325P104      107     12,000 SOLE                 12,000                 0
EBAY INC.            Common         278642103    2,015     85,390 SOLE                 83,590             1,800
EL PASO CORP         Common         28336L109    1,864    180,645 SOLE                177,295             3,350
ELECTRONIC ARTS      Common         285512109      929     48,780 SOLE                 48,780                 0
EMC CORP             Common         268648102    2,933    172,135 SOLE                168,285             3,850
ENCANA CORP          Common         292505104      979     16,995 SOLE                 16,520               475
ENSCO INTL INC       Common         26874Q100      616     14,485 SOLE                 13,860               625
EOG RESOURCES INC    Common         26875P101      229      2,745 SOLE                  2,745                 0
EXXON MOBIL          Common         30231G102      391      5,696 SOLE                  5,696                 0
FEDERAL EXPRESS      Common         31428X106      343      4,560 SOLE                  4,260               300
FOMENTO ECONOMICO ME Spon ADR Units 344419106    1,732     45,530 SOLE                 45,455                75
FOREST LABORATORIES  Common         345838106    2,183     74,160 SOLE                 72,560             1,600
GENERAL CABLE CORP   Common         369300108    2,346     59,930 SOLE                 58,430             1,500
GENERAL ELECTRIC     Common         369604103    1,998    121,680 SOLE                119,830             1,850
GOLDMAN SACHS GRP    Common         38141G104    1,219      6,615 SOLE                  6,415               200
GOOGLE INC.          Class A        38259P508    2,869      5,786 SOLE                  5,711                75
H & R BLOCK INC      Common         093671105    1,688     91,850 SOLE                 90,225             1,625
HATTERAS FINANCIAL C Common         41902R103      404     13,460 SOLE                 13,460                 0
HEINZ H J CO         Common         423074103    1,375     34,600 SOLE                 33,775               825
HONEYWELL INTL       Common         438516106    1,972     53,080 SOLE                 51,830             1,250
INTEL CORP           Common         458140100    2,465    125,966 SOLE                123,741             2,225
ISHARES GOLDMAN SACH S&P NA Nat Res 464287374      237      7,325 SOLE                  7,325                 0
ISHARES FUND         Msci Emerg Mkt 464287234    3,326     85,479 SOLE                 84,229             1,250
ISHARES FUND         Msci Emu Index 464286608      852     22,415 SOLE                 21,415             1,000
ISHARES INC          Msci Pac J Idx 464286665      202      4,980 SOLE                  4,980                 0
ISHARES INDEX        Msci Utd Kingd 464286699      774     49,880 SOLE                 49,880                 0
ISHARES TRUST        Nasdq Bio Indx 464287556      252      3,100 SOLE                  3,100                 0
ISHARES INDEX FUND   russell1000val 464287598    1,627     29,325 SOLE                 28,625               700
ISHARES FUND         Rusl 2000 grow 464287648      214      3,275 SOLE                  3,275                 0
ISHARES FUND         Rusl 2000 valu 464287630    1,903     33,720 SOLE                 33,445               275
ISHARES FUND         Russell Mcp gr 464287481    2,361     55,525 SOLE                 54,700               825
ISHARES MIDCAP       Russell Mcpvl  464287473    2,937     82,929 SOLE                 80,979             1,950
ISHARES FUND         S&P Gbl Hlthcr 464287325      828     17,135 SOLE                 17,135                 0
JOHNSON & JOHNSON    Common         478160104    2,498     41,029 SOLE                 40,279               750
JOY GLOBAL INC       Common         481165108    1,700     34,735 SOLE                 33,935               800
JP MORGAN SECURITIES Common         46625H100      329      7,502 SOLE                  7,502                 0
LOCKHEED MARTIN      Common         539830109      958     12,275 SOLE                 11,900               375
MAGNA INTL INC       Class A        559222401      673     15,830 SOLE                 15,380               450
MARATHON OIL CORP    Common         565849106      386     12,105 SOLE                 12,105                 0
MARKET VECTORS-AGRIB Agribus ETF    57060U605      493     12,765 SOLE                 12,290               475
MARSHALL & ILSLEY    Common         571837103      177     21,993 SOLE                 21,993                 0
METAVANTE TECHNOLOGI Common         591407101      208      6,031 SOLE                  6,031                 0
MICROSOFT CORP       Common         594918104    4,070    158,239 SOLE                155,339             2,900
MOSAIC CO            Common         61945A107      888     18,480 SOLE                 17,780               700
NEWBRIDGE BANCORP    Common         65080T102       27     10,000 SOLE                 10,000                 0
NII HOLDINGS INC     Class B New    62913F201    2,949     98,100 SOLE                 96,850             1,250
NOBLE ENERGY INC     Common         655044105      427      6,475 SOLE                  6,000               475
NOVARTIS             Sponsored ADR  66987V109    2,195     43,560 SOLE                 42,935               625
NRG ENERGY INC       Common New     629377508    1,959     69,510 SOLE                 68,210             1,300
NYSE EURONEXT        Common         629491101    1,826     63,210 SOLE                 62,010             1,200
OCCIDENTAL PETRO.    Common         674599105      421      5,370 SOLE                  4,970               400
PEPSICO INC          Common         713448108    1,830     31,189 SOLE                 30,489               700
PETROLEO BRASILEIRO  Sponsored ADR  71654V408    1,547     33,700 SOLE                 32,800               900
PLAINS EXPLORATION & Common         726505100      224      8,115 SOLE                  8,115                 0
POWERSHARES CLEANTEC Cleantech Port 73935X278      483     20,450 SOLE                 19,625               825
POWERSHARES LISTED P Prvt Eqty Port 73935X195    2,759    294,115 SOLE                291,465             2,650
POWERSHARES ETF TR   Water Resource 73935X575    1,984    118,724 SOLE                117,149             1,575
PRECISION CASTPARTS  Common         740189105    3,444     33,805 SOLE                 33,255               550
PROCTER & GAMBLE     Common         742718109    2,188     37,775 SOLE                 37,075               700
PROSHARES TRUST      Pshs Ulshrus20074347R834      301     10,500 SOLE                 10,500                 0
QUALCOMM INC.        Common         747525103    2,464     54,770 SOLE                 54,020               750
QUANTA SERVICES      Common         74762E102      933     42,165 SOLE                 41,165             1,000
ROCKWELL AUTOMATION  Common         773903109      223      5,235 SOLE                  5,235                 0
SAFEWAY STORES       Common New     786514208    1,753     88,906 SOLE                 87,306             1,600
SAIC INC.            Common         78390X101    1,492     85,045 SOLE                 83,995             1,050
SPDR S&P BIOTECH ETF S&P Biotech    78464A870    1,898     35,365 SOLE                 34,565               800
STATE STREET CORP    Common         857477103      333      6,325 SOLE                  5,800               525
TARGET CORPORATION   Common         87612E106      417      8,925 SOLE                  8,200               725
THERMO FISHER SCIENT Common         883556102    1,698     38,885 SOLE                 38,210               675
TRANSOCEAN LTD       Common         H8817H100    2,126     24,860 SOLE                 24,295               565
U S BANCORP          Common New     902973304      239     10,954 SOLE                 10,954                 0
UNION PACIFIC CORP   Common         907818108      375      6,420 SOLE                  5,995               425
UNITEDHEALTH GROUP   Common         91324P102      260     10,375 SOLE                  9,675               700
VALERO ENERGY CORP   Common         91913Y100    1,048     54,045 SOLE                 52,170             1,875
VERIZON COMMUNICATIO Common         92343V104      337     11,125 SOLE                 10,200               925
VISA INC             Common CL A    92826C839      989     14,310 SOLE                 13,835               475
WALGREEN CO          Common         931422109      313      8,357 SOLE                  8,357                 0
WESTERN DIGITAL CORP Common         958102105    2,578     70,585 SOLE                 68,835             1,750
WYETH                Common         983024100      615     12,650 SOLE                 11,650             1,000
YUM! BRANDS INC      Common         988498101      384     11,380 SOLE                 10,530               850

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